                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                           OLDE DISCOUNT CORPORATION

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                           OLDE DISCOUNT CORPORATION

                         For information regarding your
                         account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                      OLDE
                                 CUSTODIAN FUND
                              SEMI - ANNUAL REPORT
                                 APRIL 30, 1998
                                  (UNAUDITED)

                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

1268 - 6/98

GRAPHIC OF BUILDING

                                    TOP LOGO
                              OLDE CUSTODIAN FUND

                                            May 27, 1998

Dear Shareholder,

The OLDE Custodian Fund is pleased to present the Semi-Annual Report for the period ending April 30, 1998. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains unaudited schedules of investments and financial statements for all three Series.

The U.S. economy is experiencing near unprecedented growth as it enters its eighth year of expansion. Robust financial markets and mild inflation have lifted investors' confidence, producing a wealth effect that has supported gains in economic activity. The common late cycle manifestations, such as manufacturing bottlenecks and full employment wage pressures, have yet to arise, leaving a harmful level of inflation as a danger more feared than imminent. Turmoil in Asian financial and economic markets continues to act as an external antidote to inflation in the U.S. economy, with increased exports of cheap foreign goods to the U.S. reducing the pricing flexibility of U.S. manufacturers.

This environment has permitted the Federal Reserve to remain on the sidelines since March 25, 1997. Consequently, short term interest rates have moved within a relatively narrow range and have depended on market perception of the Fed's likelihood to increase rates.

In this environment, the Advisor has attempted to avail itself of higher interest rates when the opportunities have arisen. However, a relatively flat short term yield curve has limited the yield benefits of a longer weighted average maturity. While value continues to exist in adjustable rate securities, lack of supply and increased demand have reduced the yield advantage of these securities. These factors have caused the Funds' yields to move in a relatively narrow range.

As always, be assured the Adviser will aim to provide investors with attractive yields, while minimizing risk.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           LISA FILDES

                                           Lisa S. Fildes
                                           President

                                    TOP LOGO

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 36.48%
$ 7,805,000   G.E. Capital Services, 5.53%, due 05/04/98..................    $  7,801,403
  6,470,000   G.E. Company, 5.54%, due 05/05/98...........................       6,466,017
  7,600,000   American General Finance, 5.55%, due 05/06/98...............       7,594,142
  8,080,000   Chrysler Financial Corporation, 5.54%, due 05/07/98.........       8,072,539
  9,910,000   Ford Motor Credit, 5.52%, due 05/08/98......................       9,899,363
  8,210,000   Aetna Services Incorporated, 5.61%, due 05/11/98............       8,197,206
  4,595,000   Goldman Sachs Group, L.P., 5.51%, due 05/13/98..............       4,586,561
  3,360,000   Sears Acceptance Corporation, 5.52%, due 05/13/98...........       3,353,818
  8,475,000   Associates Corporation NA, 5.51%, due 05/15/98..............       8,456,840
  6,740,000   G.E. Company, 5.51%, due 05/19/98...........................       6,721,431
  7,235,000   G.E. Capital Corporation, 5.52%, due 05/20/98...............       7,213,922
 10,860,000   Prudential Funding, 5.51%, due 05/22/98.....................      10,825,094
  6,135,000   Goldman Sachs Group, L.P., 5.49%, due 05/27/98..............       6,110,675
  8,265,000   G.E. Capital Corporation, 5.50%, due 05/29/98...............       8,229,644
  6,000,000   Chrysler Financial Corporation, 5.51%, due 06/04/98.........       5,968,777
  5,385,000   Chrysler Financial Corporation, 5.51%, due 06/05/98.........       5,356,153
  7,050,000   G.E. Company, 5.50%, due 06/08/98...........................       7,009,071
 10,720,000   American General Finance, 5.52%, due 06/12/98...............      10,650,963
  6,000,000   J.P. Morgan & Company, 5.64%, due 06/15/98..................       5,957,700
  7,000,000   Sears Acceptance Corporation, 5.54%, due 06/16/98...........       6,950,448
  5,285,000   G.E. Capital Services, 5.53%, due 06/17/98..................       5,246,844
  8,255,000   Siemens Capital Corporation, 5.36%, due 07/16/98............       8,161,590
  6,000,000   G.E. Capital Corporation, 5.61%, due 07/17/98 (a)...........       6,000,000
                                                                              ------------
                                                                               164,830,201
              YANKEE COMMERCIAL PAPER - 11.94%
  7,475,000   Hitachi Credit America, 5.53%, due 05/01/98.................       7,475,000
  6,500,000   Toyota Motor Credit Of Puerto Rico, 5.54%, due 05/05/98.....       6,495,999
  9,510,000   Fuji Photo Film Finance USA , 5.52%, due 05/21/98...........       9,480,836
 10,000,000   BMW US Capital Corporation, 5.52%, due 06/01/98.............       9,952,467
  7,915,000   Statoil, 5.55%, due 06/02/98................................       7,875,953
  7,435,000   Ford Credit Europe, 5.50%, due 06/09/98.....................       7,390,700
  5,300,000   Hitachi Credit America, 5.53%, due 06/11/98.................       5,266,620
                                                                              ------------
                                                                                53,937,575

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 51.28%
$ 8,000,000   Credit Suisse First Boston, 5.42%, due 05/12/98 (a).........    $  8,000,000
  5,000,000   American Express Centurion Bank, 5.63%, due 05/12/98 (a)....       5,000,029
  6,000,000   Paccar Financial Corporation, 5.57%, due 05/14/98 (a).......       5,999,918
  9,000,000   Morgan Stanley Dean Witter Discover, 5.63%, due 05/18/98
              (a).........................................................       9,000,129
  6,000,000   Ford Motor Credit, 6.04%, due 05/26/98 (a)..................       6,001,724
  4,000,000   PHH Corporation, 5.66%, due 05/26/98 (a)....................       4,000,000
 13,500,000   Household Finance Corporation, 5.66%, due 05/28/98 (a)......      13,500,464
  4,000,000   Merrill Lynch & Company, 6.16%, due 06/02/98................       4,000,000
  8,000,000   Household Finance Corporation, 5.50%, due 06/03/98 (a)......       8,000,000
  7,000,000   Bank Of America NA, 6.05%, due 06/10/98.....................       6,999,832
  5,000,000   LaSalle National Bank, 5.98%, due 07/06/98..................       4,999,741
  5,000,000   Sears Overseas Financial N.V., 5.65%, due 07/12/98..........       4,943,952
  4,000,000   IBM Credit Corporation, 5.89%, due 07/20/98.................       4,000,104
  4,000,000   PHH Corporation, 5.64%, due 08/10/98 (a)....................       3,999,782
  9,000,000   Dean Witter Discover & Company, 5.70%, due 08/17/98 (a).....       9,002,495
  5,000,000   John Deere Capital Corporation, 5.68%, due 09/14/98 (a).....       5,001,104
  8,000,000   Key Bank NA, 5.53%, due 09/23/98 (a)........................       7,997,069
  3,351,000   Daimler-Benz NA Corporation, 8.00%, due 10/01/98............       3,376,513
  5,870,000   Morgan Guaranty Trust, 6.00%, due 10/01/98..................       5,876,234
  5,000,000   John Deere Capital Corporation, 5.71%, due 10/02/98 (a).....       5,001,328
 12,000,000   Merrill Lynch & Company, 5.44%, due 10/13/98 (a)............      11,999,206
  5,000,000   PHH Corporation, 5.63%, due 11/03/98 (a)....................       4,999,501
 10,000,000   US Bancorp NA, 5.53%, due 11/16/98 (a)......................       9,996,497
  6,000,000   Nationsbank Texas NA, 5.78%, due 12/18/98 (a)...............       6,006,077
  5,000,000   Salomon Smith Barney Holdings Inc., 5.68%, due 01/14/99
              (a).........................................................       5,000,000
 10,000,000   Abbey National Treasury, 5.54%, due 01/20/99................       9,987,507
  5,000,000   Key Bank N.A., 5.35%, due 01/29/99 (a)......................       4,998,175
  7,000,000   Toyota Motor Credit, 5.56%, due 01/29/99....................       6,997,979
  4,000,000   Abbey National Treasury, 5.50%, due 02/02/99................       3,996,215
  4,000,000   Merrill Lynch & Company, 5.61%, due 02/26/99 (a)............       4,000,000
  7,000,000   J.P. Morgan & Company, 5.75%, due 03/10/99..................       7,000,000
  6,000,000   National City Bank Indiana, 5.54%, due 04/20/99 (a).........       5,996,568
 10,000,000   American Express Centurion Bank, 5.60%, due 04/26/99 (a)....      10,000,000
  6,000,000   American Honda Finance Corporation, 5.67%, due 04/28/99
              (a).........................................................       6,000,000
 10,000,000   General Motors Acceptance Corporation, 5.48%, due 04/30/99
              (a).........................................................      10,001,315
                                                                              ------------
                                                                               231,679,458
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.7% ................     450,447,234
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.3% ...       1,351,343
                                                                              ------------
                                                    NET ASSETS - 100.0%
                                                    ......................    $451,798,577
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 1998.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $450,447,234
  Interest receivable.......................................         1,903,182
  Prepaid expenses..........................................            68,429
                                                                  ------------
    TOTAL ASSETS............................................       452,418,845
LIABILITIES:
  Dividends payable (Note 2)................................           405,038
  Accrued expenses..........................................            96,845
  Payable to OLDE Asset Management, Inc. ...................           118,385
                                                                  ------------
    TOTAL LIABILITIES.......................................           620,268
                                                                  ------------
NET ASSETS applicable to 451,798,577 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $451,798,577
                                                                  ============
NET ASSET VALUE, offering and redemption price per share on
  451,798,577 shares of beneficial interest outstanding.....             $1.00
                                                                  ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $ 11,805,730
EXPENSES:
  Management fees...........................................         1,030,187
  Transfer agent fees.......................................           697,936
  Custodian fees............................................            10,057
  Professional fees.........................................             9,944
  Accounting fees...........................................             8,250
  Printing and postage......................................            27,150
  Trustee fees..............................................             3,620
  Insurance.................................................             4,601
  Registration costs........................................            52,900
  12b-1 distribution costs..................................             9,692
                                                                  ------------
    TOTAL EXPENSES..........................................         1,854,337
                                                                  ------------
NET INVESTMENT INCOME.......................................      $  9,951,393
                                                                  ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1998    OCTOBER 31, 1997
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $   9,951,393     $    19,212,934
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (9,951,393)        (19,212,934)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................     916,123,151       1,744,307,612
  Net asset value of shares issued in reinvestment of
    dividends...............................................       9,103,451          18,397,929
                                                               -------------     ---------------
                                                                 925,226,602       1,762,705,541
  Cost of shares redeemed...................................    (876,595,412)     (1,732,685,036)
                                                               -------------     ---------------
  Net increase in shareholders' equity from share
    transactions............................................      48,631,190          30,020,505
                                                               -------------     ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................      48,631,190          30,020,505
SHAREHOLDERS' EQUITY:
  At beginning of period....................................     403,167,387         373,146,882
                                                               -------------     ---------------
  At end of period..........................................   $ 451,798,577     $   403,167,387
                                                               =============     ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995   OCT. 31, 1994
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................     $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
INVESTMENT OPERATIONS:
  Net investment income......       0.0240          0.0470          0.0460          0.0487          0.0293
DISTRIBUTIONS:
  Dividends from net
    investment income........      (0.0240)        (0.0470)        (0.0460)        (0.0487)        (0.0293)
                                  --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD.....................     $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                  ========        ========        ========        ========        ========
  Total return
    (annualized).............         4.83%           4.70%           4.60%           4.87%           2.93%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........     $451,798        $403,167        $373,147        $313,232        $209,288
  Ratio of expenses to
    average net assets.......         0.90%           0.95%           1.00%           1.07%           1.05%
  Ratio of net investment
    income to average net
    assets...................         4.83%           4.70%           4.60%           4.87%           2.93%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 31.95%
$ 7,025,000   G.E. Capital Services, 5.54%, due 05/01/98..................    $  7,025,000
  7,820,000   G.E. Company, 5.54%, due 05/04/98...........................       7,816,390
  8,230,000   American General Finance, 5.55%, due 05/05/98...............       8,224,925
  7,000,000   Chrysler Financial Corporation, 5.54%, due 05/06/98.........       6,994,614
  6,755,000   Associates Corporation NA, 5.53%, due 05/07/98..............       6,748,774
  5,750,000   Aetna Services Incorporated, 5.58% due 05/08/98.............       5,743,761
  6,000,000   Prudential Funding, 5.52%, due 05/11/98.....................       5,990,800
  5,000,000   Bear Stearns Company, 5.52%, due 05/13/98...................       4,990,800
  4,960,000   G.E. Company, 5.51%, due 05/19/98...........................       4,946,335
  6,000,000   Bear Stearns Company, 5.52%, due 05/20/98...................       5,982,520
  6,815,000   Deere & Company, 5.49%, due 05/27/98........................       6,787,979
  5,960,000   G.E. Capital Corporation, 5.51%, due 05/29/98...............       5,934,458
  5,785,000   G.E. Capital Services, 5.51%, due 06/04/98..................       5,754,896
  4,055,000   Norwest Financial Incorporated, 5.52%, due 06/05/98.........       4,033,238
  5,050,000   Sears Acceptance Corporation, 5.54%, due 06/08/98...........       5,020,469
  6,985,000   American General Finance, 5.53%, due 06/12/98...............       6,939,935
  2,000,000   Siemens Capital Corporation, 5.36%, due 07/16/98............       1,977,369
  4,000,000   G.E. Capital Corporation, 5.61%, due 07/17/98 (a)...........       4,000,000
                                                                              ------------
                                                                               104,912,263
              YANKEE COMMERCIAL PAPER - 7.94%
  5,665,000   BMW US Capital Corporation, 5.50%, due 05/15/98.............       5,652,883
  8,375,000   Fuji Photo Film Finance USA , 5.52%, due 05/21/98...........       8,349,317
  4,295,000   BMW US Capital Corporation, 5.52%, due 06/01/98.............       4,274,584
  7,875,000   Hitachi Credit America, 5.53%, due 07/02/98.................       7,799,999
                                                                              ------------
                                                                                26,076,783
              BANK OBLIGATIONS - 12.94%
  4,000,000   Deutsche Bank NY, 6.16%, due 05/22/98.......................       3,999,933
  3,000,000   Rabobank Nederland NY, 5.41%, due 06/18/98..................       2,978,360
 10,000,000   Bayerische Landesbank NY, 5.53%, due 06/26/98 (a)...........       9,998,733
  6,000,000   Credit Suisse First Boston, 5.69%, due 10/22/98 (a).........       6,000,000
  4,000,000   Bayerische Landesbank NY, 5.81%, due 12/17/98...............       3,997,589
  3,500,000   Credit Suisse First Boston, 5.60%, due 02/11/99.............       3,500,000
  5,000,000   Deutsche Bank NY, 5.70%, due 03/05/99.......................       4,997,979
  5,000,000   Credit Suisse First Boston, 5.69%, due 04/19/99 (a).........       5,000,000
  2,000,000   Rabobank Nederland NY, 5.74%, due 04/28/99..................       1,998,955
                                                                              ------------
                                                                                42,471,549

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 46.77%
$ 2,000,000   Credit Suisse First Boston, 5.42%, due 05/12/98 (a).........    $  2,000,000
  3,000,000   American Express Centurion Bank, 5.63%, due 05/12/98 (a)....       3,000,017
  4,000,000   Paccar Financial Corporation, 5.57%, due 05/14/98 (a).......       3,999,944
  4,000,000   Morgan Stanley Dean Witter Discover, 5.63%, due 05/18/98
              (a).........................................................       4,000,057
  2,000,000   PHH Corporation, 5.66%, due 05/26/98 (a)....................       2,000,000
  4,000,000   Ford Motor Credit, 6.04%, 05/26/98 (a)......................       4,001,149
 12,500,000   Household Finance Corporation, 5.66%, due 05/28/98 (a)......      12,500,430
  5,000,000   Merrill Lynch & Company, 6.16%, due 06/02/98................       5,000,000
  3,000,000   Household Finance Corporation, 5.50%, due 06/03/98 (a)......       3,000,000
  4,000,000   Bank Of America NA, 6.05%, due 06/10/98.....................       3,999,902
  9,000,000   Societe Generale NY, 5.42%, due 06/16/98 (a)................       8,999,540
  2,000,000   LaSalle National Bank, 5.98%, due 07/06/98..................       1,999,896
  2,000,000   IBM Credit Corporation, 5.89%, due 07/20/98.................       2,000,053
  6,000,000   PHH Corporation, 5.64%, due 08/10/98 (a)....................       5,999,673
  8,000,000   Dean Witter Discover & Company, 5.70%, due 08/17/98 (a).....       8,002,217
  5,000,000   Ford Motor Credit, 5.89%, due 08/26/98......................       5,004,713
  3,000,000   John Deere Capital Corporation, 5.68%, due 09/14/98 (a).....       3,000,662
  6,000,000   Key Bank NA, 5.53%, due 09/23/98 (a)........................       5,997,802
  3,000,000   John Deere Capital Corporation, 5.71%, due 10/02/98 (a).....       3,000,797
  7,000,000   Merrill Lynch & Company, 5.44%, due 10/13/98 (a)............       6,999,537
  7,000,000   US Bancorp NA, 5.53%, due 11/16/98 (a)......................       6,997,547
  4,000,000   Nationsbank Texas NA, 5.78%, due 12/18/98 (a)...............       4,004,051
  3,000,000   Salomon Smith Barney Holdings Inc., 5.68%, due 01/14/99
              (a).........................................................       3,000,000
  5,000,000   Abbey National Treasury, 5.54%, due 01/20/99................       4,994,646
  3,000,000   Key Bank N.A., 5.35%, due 01/29/99 (a)......................       2,998,905
  5,000,000   Toyota Motor Credit, 5.56%, due 01/29/99....................       4,998,557
  5,000,000   American Express Credit, 7.38%, due 02/01/99................       5,058,836
  3,000,000   Abbey National Treasury, 5.50%, due 02/02/99................       2,997,161
  3,000,000   Merrill Lynch & Company, 5.61%, due 02/26/99 (a)............       3,000,000
  3,000,000   J.P. Morgan & Company, 5.75%, due 03/10/99..................       3,000,000
  4,000,000   National City Bank Indiana, 5.54%, due 04/20/99 (a).........       3,997,712
  5,000,000   American Express Centurion Bank, 5.60%, due 04/26/99 (a)....       5,000,000
  4,000,000   American Honda Finance Corporation, 5.67%, due 04/28/99
              (a).........................................................       4,000,000
  5,000,000   General Motors Acceptance Corporation, 5.48%, due 04/30/99
              (a).........................................................       5,000,658
                                                                              ------------
                                                                               153,554,462
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.6% ................     327,015,057
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.4% ...       1,237,915
                                                                              ------------
                                                    NET ASSETS - 100.0%...    $328,252,972
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 1998.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $327,015,057
  Cash......................................................             1,603
  Interest receivable.......................................         1,646,260
  Prepaid expenses..........................................            68,951
                                                                  ------------
    TOTAL ASSETS............................................       328,731,871
LIABILITIES:
  Dividends payable (Note 2)................................           325,722
  Accrued expenses..........................................            41,961
  Payable to OLDE Asset Management, Inc. ...................           111,216
                                                                  ------------
    TOTAL LIABILITIES.......................................           478,899
                                                                  ------------
NET ASSETS applicable to 328,252,972 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $328,252,972
                                                                  ============
NET ASSET VALUE, offering and redemption price per share on
  328,252,972 shares of beneficial interest outstanding.....             $1.00
                                                                  ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $  8,861,178
EXPENSES:
  Management fees...........................................           462,153
  Transfer agent fees.......................................           215,532
  Custodian fees............................................             8,377
  Professional fees.........................................             9,944
  Accounting fees...........................................             8,250
  Printing and postage......................................             5,430
  Trustee fees..............................................             1,810
  Insurance.................................................             4,151
  Registration costs........................................            47,253
  12b-1 distribution costs..................................             8,560
                                                                  ------------
    TOTAL EXPENSES..........................................           771,460
                                                                  ------------
NET INVESTMENT INCOME.......................................      $  8,089,718
                                                                  ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1998    OCTOBER 31, 1997
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $   8,089,718      $  13,741,064
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (8,089,718)       (13,741,064)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................     484,937,312        864,458,150
  Net asset value of shares issued in reinvestment of
    dividends...............................................       7,472,345         13,233,279
                                                               -------------      -------------
                                                                 492,409,657        877,691,429
  Cost of shares redeemed...................................    (454,119,623)      (821,690,883)
                                                               -------------      -------------
  Net increase in shareholders' equity from share
    transactions............................................      38,290,034         56,000,546
                                                               -------------      -------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................      38,290,034         56,000,546
SHAREHOLDERS' EQUITY:
  At beginning of period....................................     289,962,938        233,962,392
                                                               -------------      -------------
  At end of period..........................................   $ 328,252,972      $ 289,962,938
                                                               =============      =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995   OCT. 31, 1994
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................     $   1.00        $   1.00        $   1.00        $   1.00         $  1.00
INVESTMENT OPERATIONS:
  Net investment income......       0.0261          0.0508          0.0490          0.0524          0.0339
DISTRIBUTIONS:
  Dividends from net
    investment income........      (0.0261)        (0.0508)        (0.0490)        (0.0524)        (0.0339)
                                  --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD.....................     $   1.00        $   1.00        $   1.00        $   1.00         $  1.00
                                  ========        ========        ========        ========        ========
  Total return(annualized)...         5.25%           5.08%           4.90%           5.24%           3.39%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........     $328,253        $289,963        $233,962        $178,203         $87,946
  Ratio of expenses to
    average net assets.......         0.50%           0.58%           0.70%           0.70%           0.60%
  Ratio of net investment
    income to average net
    assets...................         5.25%           5.08%           4.90%           5.24%           3.39%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              DOMESTIC COMMERCIAL PAPER - 40.62%
$36,030,000   Sears Acceptance Corporation, 5.55%, due 05/01/98...........    $   36,030,000
 50,535,000   G.E. Capital Services, 5.53%, due 05/04/98..................        50,511,712
 31,375,000   G.E. Capital Corporation, 5.54%, due 05/05/98...............        31,355,687
 40,000,000   Chrysler Financial Corporation, 5.54%, due 05/06/98.........        39,969,222
 50,000,000   Ford Motor Credit, 5.52%, due 05/07/98......................        49,954,000
 39,345,000   Prudential Funding, 5.51%, due 05/08/98.....................        39,302,846
 58,100,000   Prudential Funding, 5.52%, due 05/11/98.....................        58,010,913
 56,825,000   Goldman Sachs Group, L.P., 5.51%, due 05/13/98..............        56,720,631
 45,315,000   Associates Corporation NA, 5.51%, due 05/15/98..............        45,217,900
 45,000,000   General Motors Acceptance Corporation, 5.55%, due
              05/15/98....................................................        44,902,875
 35,000,000   G.E. Company, 5.51%, due 05/19/98...........................        34,903,575
 37,985,000   G.E. Company, 5.51%, due 05/20/98...........................        37,874,538
 30,000,000   American Honda Finance Corporation, 5.53%, due 05/21/98.....        29,907,833
 50,000,000   Chrysler Financial Corporation, 5.51%, due 05/27/98.........        49,801,028
 48,340,000   Deere & Company, 5.49%, due 05/29/98........................        48,133,588
 21,475,000   Sears Acceptance Corporation, 5.54%, due 06/02/98...........        21,369,248
 44,590,000   Deere & Company, 5.50%, due 06/04/98........................        44,358,380
 41,685,000   G.E. Capital Corporation, 5.51%, due 06/05/98...............        41,461,696
 19,895,000   Norwest Financial Incorporated, 5.52%, due 06/09/98.........        19,776,028
 27,790,000   American General Finance, 5.53% due 06/12/98................        27,610,708
 19,000,000   J.P. Morgan & Company, 5.64%, due 06/15/98..................        18,866,050
 39,745,000   Siemens Capital Corporation, 5.36%, due 07/16/98............        39,295,264
 30,000,000   G.E. Capital Corporation, 5.61%, due 07/17/98 (a)...........        30,000,000
                                                                              --------------
                                                                                 895,333,722
              YANKEE COMMERCIAL PAPER - 7.50%
 15,900,000   Toyota Motor Credit Of Puerto Rico, 5.55%, due 05/01/98.....        15,900,000
 12,115,000   Fuji Photo Film Finance USA, 5.52%, due 05/21/98............        12,077,847
 20,000,000   BMW US Capital Corporation, 5.50%, due 05/22/98.............        19,935,833
 38,140,000   Statoil, 5.51%, due 05/27/98................................        37,988,224
 30,252,000   BMW US Capital Corporation, 5.52%, due 06/01/98.............        30,108,202
 27,590,000   Daimler-Benz NA Corporation, 5.50%, due 06/08/98............        27,429,825
 22,125,000   Hitachi Credit America, 5.53%, due 07/02/98.................        21,914,284
                                                                              --------------
                                                                                 165,354,215
              BANK OBLIGATIONS - 9.78%
 16,000,000   Deutsche Bank NY, 6.16%, due 05/22/98.......................        15,999,737
 45,000,000   Bayerische Landesbank NY, 5.53%, due 06/26/98 (a)...........        44,994,605
 34,000,000   Credit Suisse First Boston, 5.69%, due 10/22/98 (a).........        34,000,000
 46,000,000   Bayerische Landesbank NY, 5.81%, due 12/17/98...............        45,972,272
 16,500,000   Credit Suisse First Boston, 5.60%, due 02/11/99.............        16,500,000
 20,000,000   Deutsche Bank NY, 5.70%, due 03/05/99.......................        19,991,915
 15,000,000   Deutsche Bank NY, 5.70%, due 03/30/99.......................        14,988,915
 23,000,000   Rabobank Nederland NY, 5.74%, due 04/28/99..................        22,987,987
                                                                              --------------
                                                                                 215,435,431

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              SHORT TERM NOTES - 41.05%
$17,000,000   American Express Centurion Bank, 5.63%, due 05/12/98 (a)....    $   17,000,099
 30,000,000   Credit Suisse First Boston, 5.42%, due 05/12/98 (a).........        30,000,000
 30,000,000   Paccar Financial Corporation, 5.57%, due 05/14/98 (a).......        29,999,584
 40,000,000   Morgan Stanley Dean Witter Discover, 5.63%, due 05/18/98
              (a).........................................................        40,000,573
 20,000,000   Morgan Stanley Dean Witter Discover, 5.95%, due 05/18/98
              (a).........................................................        20,002,980
 10,000,000   PHH Corporation, 5.65%, due 05/26/98 (a)....................        10,000,125
 19,000,000   PHH Corporation, 5.66%, due 05/26/98 (a)....................        19,000,000
 44,000,000   Household Finance Corporation, 5.66%, due 05/28/98 (a)......        44,001,514
 11,000,000   Merrill Lynch & Company, 6.17%, due 06/02/98................        11,000,000
 39,000,000   Household Finance Corporation, 5.50%, due 06/03/98 (a)......        39,000,000
 14,000,000   Bank Of America NA, 6.07%, due 06/10/98.....................        13,999,662
 11,750,000   Chrysler Financial Corporation, 6.50%, due 06/15/98.........        11,759,149
 31,000,000   Societe Generale NY, 5.42%, due 06/16/98 (a)................        30,998,414
 25,000,000   Merrill Lynch & Company, 5.47%, due 06/22/98 (a)............        25,000,554
 18,000,000   LaSalle National Bank, 5.98%, due 07/06/98..................        17,999,068
 25,000,000   American Honda Finance Corporation, 5.67%, due 07/08/98
              (a).........................................................        25,000,000
 19,000,000   IBM Credit Corporation, 5.89% ,due 07/20/98.................        19,000,497
 20,000,000   PHH Corporation, 5.64%, due 08/10/98 (a)....................        19,998,910
 13,000,000   Dean Witter Discover & Company, 5.70%, due 08/17/98 (a).....        13,003,604
 11,000,000   Associates Corporation NA, 6.50%, due 09/09/98..............        11,035,925
 10,000,000   John Deere Capital Corporation, 5.68%, due 09/14/98 (a).....        10,002,206
 25,000,000   Dean Witter Discover & Company, 5.69%, due 09/16/98 (a).....        25,007,491
 36,000,000   Key Bank NA, 5.53%, due 09/23/98 (a)........................        35,986,813
 17,000,000   John Deere Capital Corporation, 5.71%, due 10/02/98 (a).....        17,004,513
 23,000,000   Merrill Lynch & Company, 5.44%, due 10/13/98 (a)............        22,998,479
 20,000,000   PHH Corporation, 5.63%, due 11/03/98 (a)....................        19,998,005
 33,000,000   US Bancorp NA, 5.53%, due 11/16/98 (a)......................        32,988,439
 15,000,000   Nationsbank Texas NA, 5.78%, due 12/18/98 (a)...............        15,015,192
 17,000,000   Salomon Smith Barney Holdings Inc., 5.68%, due 01/14/99
              (a).........................................................        17,000,000
 22,000,000   Abbey National Treasury, 5.54%, due 01/20/99................        21,972,280
 38,000,000   Toyota Motor Credit, 5.56%, due 01/29/99....................        37,989,030
 17,000,000   Key Bank N.A., 5.35%, due 01/29/99 (a)......................        16,993,795
 18,000,000   Abbey National Treasury, 5.50%, due 02/02/99................        17,982,967
 18,000,000   Merrill Lynch & Company, 5.61%, due 02/26/99 (a)............        18,000,000
 15,000,000   J.P. Morgan & Company, 5.75%, due 03/10/99..................        15,000,000
 13,000,000   Merrill Lynch & Company, 5.85%, due 04/06/99 (a)............        13,025,765
 20,000,000   Credit Suisse First Boston, 5.69%, due 04/19/99 (a).........        20,000,000
 40,000,000   National City Bank Indiana, 5.54%, due 04/20/99 (a).........        39,977,123
 35,000,000   American Express Centurion Bank, 5.60%, due 04/26/99 (a)....        35,000,000
 25,000,000   American Honda Finance Corporation, 5.67%, due 04/28/99
              (a).........................................................        25,000,000
                                                                              --------------
                                                                                 904,742,756
              US GOVERNMENT AGENCY - 0.75%
 16,450,000   Federal Home Loan Bank, 5.53%, due 02/26/99.................        16,445,761
                                                                              --------------
                                                                                  16,445,761
                                                                              --------------
                                                    TOTAL INVESTMENTS -
                                                    99.7% ................     2,197,311,885
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.3% ...         6,301,015
                                                                              --------------
                                                    NET ASSETS - 100.0%
                                                    ......................    $2,203,612,900
                                                                              ==============

(a) Variable rate securities. The rates shown are the current rates as of April
                                   30, 1998.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,197,311,885
  Cash......................................................                  17
  Interest receivable.......................................           9,026,496
  Prepaid expenses..........................................             150,321
  Receivable from OLDE Asset Management, Inc................             307,251
                                                                  --------------
    TOTAL ASSETS............................................       2,206,795,970
LIABILITIES:
  Dividends payable (Note 2)................................           2,307,198
  Accrued expenses..........................................             875,872
                                                                  --------------
    TOTAL LIABILITIES.......................................           3,183,070
                                                                  --------------
NET ASSETS applicable to 2,203,612,900 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,203,612,900
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share on
  2,203,612,900 shares of beneficial interest outstanding...               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $   60,548,928
EXPENSES:
  Management fees...........................................           1,584,002
  Transfer agent fees.......................................             264,537
  Custodian fees............................................              46,132
  Professional fees.........................................              10,849
  Accounting fees...........................................               8,250
  Printing and postage......................................               7,240
  Trustee fees..............................................              18,100
  Insurance.................................................              11,895
  Registration costs........................................             107,888
  12b-1 distribution costs..................................             675,362
                                                                  --------------
    TOTAL EXPENSES..........................................           2,734,255
Expenses waived and reimbursed..............................            (622,252)
                                                                  --------------
  NET EXPENSES..............................................           2,112,003
                                                                  --------------
NET INVESTMENT INCOME.......................................      $   58,436,925
                                                                  ==============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1998    OCTOBER 31, 1997
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $   58,436,925    $   110,741,315
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (58,436,925)      (110,741,315)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................    2,017,528,630      3,644,008,369
  Net asset value of shares issued in reinvestment of
    dividends...............................................       54,853,159        109,145,684
                                                               --------------    ---------------
                                                                2,072,381,789      3,753,154,053
  Cost of shares redeemed...................................   (1,936,048,127)    (3,511,354,911)
                                                               --------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................      136,333,662        241,799,142
                                                               --------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................      136,333,662        241,799,142
SHAREHOLDERS' EQUITY:
  At beginning of period....................................    2,067,279,238      1,825,480,096
                                                               --------------    ---------------
  At end of period..........................................   $2,203,612,900    $ 2,067,279,238
                                                               ==============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995   OCT. 31, 1994
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $     1.00      $     1.00      $     1.00      $     1.00       $   1.00
INVESTMENT OPERATIONS:
  Net investment income......        0.0275          0.0552          0.0560          0.0598         0.0401
DISTRIBUTIONS:
  Dividends from net
    investment income........       (0.0275)        (0.0552)        (0.0560)        (0.0598)       (0.0401)
                                 ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF
  PERIOD.....................    $     1.00      $     1.00      $    $1.00      $     1.00       $   1.00
                                 ==========      ==========      ==========      ==========       ========
  Total return
    (annualized).............          5.53%           5.52%           5.60%           5.98%          4.01%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........    $2,203,613      $2,067,279      $1,825,480      $1,172,123       $392,304
  Ratio of expenses to
    average net assets.......          0.20%           0.14%           --              --             --
  Ratio of net investment
    income to average net
    assets...................          5.53%           5.52%           5.60%           5.98%          4.01%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest Income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.50%
OLDE Premium Money Market Series                                           0.30%
OLDE Premium Plus Money Market Series                                      0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Advisor. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the six months ended April 30, 1998. For the six months ended April 30, 1998, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $23,530 to unaffiliated trustees.

The Adviser has voluntarily agreed to waive its management fee, accounting fee, and reimburse all other expenses of OLDE Premium Plus Money Market Series until January 1, 1997. Effective January 1, 1997 through January 1, 1999, the Adviser has voluntarily agreed to limit expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the six months ended April 30, 1998, the Series incurred total expenses of $2,734,255. The Adviser waived fees of $4,270. OLDE Discount waived 12b-1 expenses of $617,982.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.25%
OLDE Premium Money Market Series                                           0.15%
OLDE Premium Plus Money Market Series                                      0.15%

For the six months ended April 30, 1998, the annualized percentage rate of 12b-1 expense was .01% for OLDE Money Market Series, .01% for OLDE Premium Money Market Series and .06% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the six months ended April 30, 1998 are as follows:

  OLDE Money Market Series:
    Purchases:  $1,207,000,678
    Sales (including maturities):  $1,161,532,053
  OLDE Premium Money Market Series:
    Purchases:  $958,611,444
    Sales (including maturities):  $923,126,351
  OLDE Premium Plus Money Market Series:
    Purchases:  $6,247,685,325
    Sales (including maturities):  $6,128,118,094

7. BANK LINE OF CREDIT
At April 30, 1998 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of April 30, 1998.

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